CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	$ 1,476,653	$ 2,225,447	$ 1,616,980
Share-based compensation expenses	(1,822,597)
Interest income	244	1,100	1,468
Net income	2,804,858	4,021,848	4,565,968
Foreign currency translation adjustment	1,420,486	(108,205)	(751,042)
Comprehensive income	4,225,344	3,913,643	3,814,926
Parent company | Reportable legal entity
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	(560,688)	(689,500)
Share-based compensation expenses	(1,822,597)
Interest income		3
Equity in earnings of subsidiaries and VIEs	5,188,143	4,711,345	4,565,968
Net income	2,804,858	4,021,848	4,565,968
Foreign currency translation adjustment	1,420,486	(108,205)	(751,042)
Comprehensive income	$ 4,225,344	$ 3,913,643	$ 3,814,926